UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Investment Grade Bond Fund

8.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 49.34%					$64,784,143
(Cost $66,045,088)

Airlines 0.09%					117,324

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	116	117,324

Asset Management & Custody Banks 0.84%					1,095,288

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (L)(S)	5.260	12-29-49	AA	1,130	1,095,288

Broadcasting & Cable TV 1.27%					1,666,140

Clear Channel Communications, Inc.,
Note	5.500	09-15-14	BBB-	260	240,549
Comcast Cable Communications Holdings,
Gtd Note	8.375	03-15-13	BBB+	750	850,137
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	255	252,783
Cox Communications, Inc.,
Note	7.125	10-01-12	BBB-	305	322,671

Building Products 0.14%					181,779

Hanson Plc,
Note	6.125	08-15-16	BBB+	180	181,779

Casinos & Gaming 052%					686,918

Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BBB-	525	518,332
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	175	168,586

Consumer Finance 2.59%					3,403,702

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	705	691,471
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11-30-35	BBB+	500	495,745
ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then
variable)	8.439	12-29-49	A-	1,000	1,107,282
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then
variable)	8.622	10-29-49	AA-	1,000	1,109,204

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Diversified Banks 0.56%					734,514

BNP Paribas Capital Trust,
Sub Bond (9.003% to 10-27-10 then variable)
(S)	9.003	12-29-49	A+	340	382,193
Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-15-49	Baa2	370	352,321

Diversified Commercial Services 0.40%					519,884

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	500	519,884

Diversified Financial Services 1.96%					2,575,293

American Express Co.,
Note	6.800	09-01-66	A	285	296,061
CIT Group, Inc.,
Sr Note	5.600	04-27-11	A	500	503,102
Nissan Motor Acceptance Corp.,
Sr Note (S)	5.625	03-14-11	BBB+	385	385,141
Siemens Financierings NV,
Note (Netherlands) (S)	6.125	08-17-26	AA-	540	551,690
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	795	839,299

Electric Utilities 4.48%					5,874,735

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,020	1,150,427
BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BB+	373	373,485
Dominion Resources, Inc.,
Jr Sub Note	7.500	06-30-66	BB+	455	469,881
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	247	241,161
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	A-	800	841,725
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	388	423,887
National Grid Plc,
Note (United Kingdom)	6.300	08-01-16	A-	235	240,877
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB	325	334,769
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	818	797,687
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	500	493,504
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	490	507,332

Electronic Equipment Manufacturers 0.39%					505,856

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	480	505,856

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Food Distributors 0.24%					319,643

Tyson Foods, Inc.,
Sr Note	6.600	04-01-16	BBB	315	319,643

Gas Utilities 0.32%					417,781

Energy Transfer Partners,
Gtd Sr Note	5.950	02-01-15	Baa3	420	417,781

Health Care Equipment 0.28%					364,380

Boston Scientific Corp.,
Sr Note	6.400	06-15-16	BBB+	360	364,380

Health Care Facilities 0.28%					366,274

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	365	366,274

Health Care Services 0.60%					789,160

Health Management Associates, Inc.,
Sr Sub Note	6.125	04-15-16	A-	455	434,170
WellPoint, Inc.,
Bond	5.250	01-15-16	BBB+	365	354,990

Industrial Machinery 0.32%					422,089

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	400	422,089

Insurance Brokers 0.34%					450,520

Mantis Reef Ltd.,
Note (Australia) (S)	4.692	11-14-08	A-	460	450,520

Integrated Oil & Gas 0.32%					418,125

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	418,125

Integrated Telecommunication Services 1.20%					1,579,328

AT&T Corp.,
Gtd Sr Note	8.000	11-15-31	A	300	358,418
BellSouth Corp.,
Bond	6.550	06-15-34	A	250	244,405
Deb	6.300	12-15-15	A	467	471,622
Sprint Capital Corp.,
Sr Gtd Note	6.875	11-15-28	BBB+	500	504,883

Investment Banking & Brokerage 1.03%					1,350,650

Citicorp,
Sub Note	7.250	10-15-11	A+	500	539,764
Merrill Lynch & Co., Inc.,
Sub Note	6.050	05-16-16	A	335	345,190
Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	440	465,696

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Life & Health Insurance 0.42%					551,164

AmerUs Group Co.,
Sr Note	6.583	05-16-11	Baa3	250	254,328
Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	295	296,836

Multi-Line Insurance 0.97%					1,278,380

American International Group,
Note	5.050	10-01-15	AA	500	483,556
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	207,569
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	180	185,908
Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	380	401,347

Multi-Media 0.56%					740,414

News America Holdings,
Deb	9.500	07-15-24	BBB-	600	740,414

Oil & Gas Refining & Marketing 0.64%					843,359

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BB+	655	668,602
Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB-	160	174,757

Paper Products 0.16%					206,546

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	210	206,546

Pharmaceuticals 0.76%					998,858

Wyeth,
Note	5.500	03-15-13	A	1,000	998,858

Property & Casualty Insurance 0.52%					684,070

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	340	346,162
Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	320	337,908

Real Estate Management & Development 1.60%					2,104,578

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	385	392,743
Equity One, Inc.,
Sr Note	6.250	01-15-17	BBB-	235	238,538
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	210	209,556
HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	470	462,578
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	230	234,290

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	566,873

Regional Banks 0.90%					1,183,472

Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	590	616,807
HSBC Capital Funding LP,
Perpetual Note (9.547% to 06-30-10 then
variable) (Channel Islands) (S)	9.547	12-29-49	A-	500	566,665

Thrifts & Mortgage Finance 23.22%					30,485,537

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4 Class A5A	4.933	07-10-45	AAA	1,500	1,443,857
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)	5.354	09-10-47	AAA	560	551,670
Mtg Pass Thru Ctf Ser 2006-3 Class A4	5.889	07-10-44	AAA	700	721,294
Mtg Pass Thru Ctf Ser 2006-4 Class A3A	5.600	08-10-13	AAA	640	640,100
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)	5.900	03-20-36	AAA	642	644,171
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class 23A1 (P)	5.645	02-25-36	AAA	610	608,313
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8 Class A2	4.830	08-15-38	AAA	790	768,937
Mtg Pass Thru Ctf Ser 2005-T20 Class A4A (P)	5.303	10-12-42	Aaa	260	255,787
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	779	756,674
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	405	394,844
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A (P)	5.887	12-25-35	AAA	589	590,595
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1 Class A4 (P)	5.400	07-15-44	AAA	385	380,371
Mtg Pass Thru Ctf Ser 2005-CD1 Class C (P)	5.400	07-15-44	AA	185	181,395
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7 Class A3	5.707	06-10-46	AAA	500	510,452
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	535	531,763
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	410	396,665
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	319	320,919
Countrywide Home Loans Servicing, LP,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	2,768	2,726,967
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class A2 (S)	5.779	06-20-31	AAA	190	192,203
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.233	12-25-34	AA	984	971,977
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1 (G)(P)	6.239	05-25-36	AA	185	186,630
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	261,379
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	237,726
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	1,222	1,232,566
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1 (P)	5.653	04-19-36	AAA	410	409,275
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	765	760,716

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.572	08-25-34	AA	463	454,571
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1 (P)	5.419	01-25-36	AAA	1,001	991,748
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	314	311,328
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.399	05-25-35	AA	343	338,270
Mtg Pass Thru Ctf Ser 2006-AR19 Class 1B1 (P)	6.448	08-25-36	AA	235	234,663
JP Morgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	964,205
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,000	969,128
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	631	640,816
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	612	605,764
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1 Class A6 (P)	5.417	11-12-37	AAA	530	524,004
Merrill Lynch/Countrywide Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2006-2 Class A4 (P)	6.105	06-12-46	AAA	735	761,780
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4 (P)	5.375	11-14-42	AAA	520	512,927
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	755	741,893
Mtg Pass Thru Ctf Ser 2006-T23 Class A4	5.983	08-12-41	AAA	410	422,533
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF2 Class 4A	6.738	08-25-36	AAA	530	537,244
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.364	05-25-35	AA	213	206,188
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499	08-25-35	AAA	440	432,695
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08-25-35	AAA	420	411,179
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12 Class NB5 (P)	5.990	12-25-35	AAA	568	574,777
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	681	686,064
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class A (S)	5.369	11-15-35	Aaa	200	199,736
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	200	200,336
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	201,580
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	110	111,868
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	455	458,203
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (P)	4.673	04-25-35	AA	964	912,266
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	413	402,525

Wireless Telecommunication Services 1.42%					1,868,382

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB	500	492,124
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	762,539
Embarq Corp.,
Sr Note	7.082	06-01-16	BBB-	320	326,508
Telecom Italia Capital,
Sr Gtd Note (Luxembourg)	7.200	07-18-36	BBB+	275	287,211

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 49.31%					$64,752,467
(Cost $65,054,322)

Government U.S. 14.18%					18,615,988

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	1,000	1,234,219
Bond (L)	5.375	02-15-31	AAA	1,465	1,558,622
Bond (L)	4.500	02-15-36	AAA	1,075	1,011,760
Note (L)	5.125	05-15-16	AAA	3,440	3,537,689
Note	4.625	08-31-11	AAA	8,225	8,199,939
Note (L)	4.250	11-15-13	AAA	3,165	3,073,759

Government U.S. Agency 35.13%					46,136,479

Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.282	12-01-35	AAA	1,273	1,244,779
30 Yr Adj Rate Pass Thru Ctf (P)	5.161	11-01-35	AAA	1,292	1,260,952
30 Yr Adj Rate Pass Thru Ctf (P)	5.079	12-01-35	AAA	2,375	2,297,075
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	2,318	2,321,766
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,892,950
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,736	1,665,085
CMO REMIC 3153-NE	5.500	05-15-34	AAA	685	668,504
CMO REMIC 3154-PM	5.500	05-15-34	AAA	590	575,792
CMO REMIC 3184-PD (M)	5.500	07-15-34	AAA	2,025	1,988,188
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,793	1,786,664
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	929	911,190
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	762	746,391
30 Yr Adj Rate Pass Thru Ctf (P)	6.120	03-01-27	AAA	35	35,736
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	03-01-14	AAA	4	3,923
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	06-01-14	AAA	14	13,896
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	2,590	2,629,367
30 Yr Pass Thru Ctf	6.500	06-01-36	AAA	2,609	2,648,866
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	4,091	4,096,534
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	398	398,564
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,520	5,525,922
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,390	1,365,121
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,827	2,775,990
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	951	911,469
30 Yr Pass Thru Ctf	5.000	04-01-36	AAA	2,560	2,452,522
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	822	726,518
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	577	523,370
CMO REMIC 2006-57-PD (M)	5.500	01-25-35	AAA	815	795,405
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	600	585,506
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	855	832,991
CMO REMIC 2006-67-PD (M)	5.500	12-25-34	AAA	665	648,948
Note (L)	5.375	07-15-16	AAA	1,500	1,530,720
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	263	275,775

John Hancock Investment Grade Bond Fund Securities owned by the Fund on August 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 1.35%			$1,770,000
(Cost $1,770,000)

Joint Repurchase Agreement 1.35%			1,770,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. — Dated
8-31-06, due 9-1-06 (Secured by U.S. Treasury
Inflation Indexed Note 2.000%, due 1-15-16)	5.240	1,770	1,770,000

Total investments 100.00%			$131,306,610

John Hancock Investment Grade Bond Fund Footnotes to Schedule of Investments August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of August 31, 2006.

(M) A portion of these securities having an aggregate value of $1,999,082, or 1.52% of the Fund's total investments, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $2,081,963 of Federal National Mortgage Association, 6.500%, 7-1-36 has been segregated to cover the forward commitments.

(P) Represents rate in effect on August 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,766,405 or 6.68% of the Fund's total investments as of August 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $132,869,410. Gross unrealized appreciation and depreciation of investments aggregated $557,193 and $2,119,993, respectively, resulting in net unrealized depreciation of $1,562,800.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q1 8/06
10/06

JOHN HANCOCK

Government Income Fund

8.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Government Income Fund Securities owned by the Fund on August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 5.12%					$19,017,871
(Cost $19,201,172)

Thrifts & Mortgage Finance 5.12%					19,017,871

Bank of America Commercial Mortgage Inc.,
Mtg Pass Thru Ctf Ser 2006-4 Class A3A	5.600	07-10-46	AAA	1,805	1,805,282
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	1,956	1,970,556
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	4,551	4,585,044
Countrywide Home Loans Servicing, L.P.,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	7,666	7,553,010
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1 Class 1A4	6.000	12-25-35	AAA	1,185	1,182,999
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	1,905	1,920,980

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 93.82%					$348,613,186
(Cost $349,600,281)

Government U.S. 24.47%					90,933,851

United States Treasury,
Bond (L)	9.000	11-15-18	AAA	5,000	6,886,330
Bond (L)	6.875	08-15-25	AAA	3,025	3,733,513
Bond (L)	4.500	02-15-36	AAA	3,030	2,851,751
Note (L)	5.125	05-15-16	AAA	20,875	21,467,808
Note	4.625	08-31-11	AAA	39,350	39,230,101
Note (L)	4.750	05-15-14	AAA	14,000	14,015,316
Note (L)	4.500	11-15-15	AAA	2,800	2,749,032

Government U.S. Agency 69.35%					257,679,335

Federal Home Loan Mortgage Corp.,
Adj Rate Mtg (P)	5.161	11-01-35	AAA	3,524	3,440,172
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	497	519,241
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,403	1,399,388
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	587	636,467
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	758	759,936
CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,058,252
CMO REMIC 3154-PM	5.500	05-15-34	AAA	4,000	3,903,672
CMO REMIC 3184-PD	5.500	07-15-34	AAA	4,110	4,035,285
Note	4.875	11-15-13	AAA	5,000	4,935,460
Federal National Mortgage Assn.,
Adj Rate Mtg (P)	5.806	12-01-35	AAA	9,134	9,089,381
Adj Rate Mtg (P)	5.539	01-01-36	AAA	8,938	8,789,880
Adj Rate Mtg (P)	5.327	12-01-35	AAA	2,558	2,499,013
Adj Rate Mtg (P)	5.295	01-01-36	AAA	13,038	12,778,773

John Hancock Government Income Fund Securities owned by the Fund on August 31, 2006 (unaudited)

15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	37	37,743
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	399	415,576
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	8,823	8,794,450
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	7,535	7,390,493
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	2,629	2,579,177
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	25	27,615
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	311	333,895
30 Yr Pass Thru Ctf	6.500	02-01-36	AAA	4,189	4,253,958
30 Yr Pass Thru Ctf	6.500	06-01-36	AAA	7,953	8,074,999
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	27,352	27,770,158
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,971	1,973,289
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	3,116	3,124,580
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	4,793	4,799,496
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	3,413	3,418,184
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	2,120	2,123,316
30 Yr Pass Thru Ctf	6.000	02-01-36	AAA	6,816	6,823,599
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	9,819	9,829,610
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	8,280	8,288,884
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	7,760	7,768,326
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,873	3,803,179
30 Yr Pass Thru Ctf	5.500	07-01-36	AAA	9,988	9,802,581
30 Yr Pass Thru Ctf	5.000	03-01-36	AAA	15,229	14,588,871
CMO REMIC 1993-225-TK	6.500	12-25-23	AAA	5,032	5,269,286
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	2,908	2,772,656
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	3,286	2,906,072
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	3,965	3,869,219
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	6,035	5,879,648
Note	5.750	05-01-13	AAA	6,000	6,015,258
Note (L)	5.375	07-15-16	AAA	5,000	5,102,400
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	1,403	1,472,058
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	106	117,665
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	439	486,082
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,512	1,560,949
Small Business Administration,
Pass Thru Ctf Ser 02-20K	5.080	11-01-22	AAA	4,814	4,769,320
Pass Thru Ctf Ser 05-20F	4.570	06-01-25	AAA	4,795	4,566,861
Pass Thru Ctf Ser 05-20G	4.750	07-01-25	AAA	4,744	4,569,098
Pass Thru Ctf Ser 05-20I	4.760	09-01-25	AAA	4,895	4,717,390
Pass Thru Ctf Ser 05-20J	5.090	10-01-25	AAA	4,904	4,823,235
Pass Thru Ctf Ser 05-20K	5.360	11-01-25	AAA	4,918	4,915,239

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value

Short-term investments 1.06%					$3,932,000
(Cost $3,932,000)

Joint Repurchase Agreement 1.06%					3,932,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. - Dated
8-31-06 due 9-1-06 (secured by U.S. Treasury
Inflation Indexed Note 2.000% due 1-15-16)			5.240	3,932	3,932,000

John Hancock Government Income Fund Securities owned by the Fund on August 31, 2006 (unaudited)

Total investments	100.00%	$371,563,057

John Hancock Government Income Fund Footnotes to Schedule of Investments August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of August 31, 2006.

(P) Represents rate in effect on August 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $372,733,453. Gross unrealized appreciation and depreciation of investments aggregated $2,441,533 and $3,611,929, respectively, resulting in net unrealized depreciation of $1,170,396.

Footnotes to Schedule of Investments - Page 1

John Hancock Government Income Fund Financial futures contracts August 31, 2006 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-Year Treasury Note	205	Long	December-06	$ 78,643.12

Financial futures contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q1 8/06
10/06

JOHN HANCOCK

High Yield Fund

8.31.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 72.49%					$632,386,941
(Cost $682,200,984)

Advertising 1.56%					13,606,250

Vertis, Inc.,
Gtd Sr Note Ser B	10.875	06-15-09	CCC	5,000	5,050,000
Sub Note (S)	13.500	12-07-09	Caa3	9,250	8,556,250

Aerospace & Defense 1.04%					9,045,000

AAR Corp.,
Note	6.875	12-15-07	BB-	9,000	9,045,000

Airlines 17.84%					155,677,554

Alaska Airlines, Inc.,
Equip Trust (G)	10.150	02-01-11	B	1,260	1,229,424
Equip Trust Ctf Ser A	9.500	04-12-10	B+	5,933	5,515,424
Equip Trust Ctf Ser D	9.500	04-12-12	B+	4,218	3,825,589
American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,400,625
Equip Trust Ser F	10.800	03-15-07	B-	1,354	1,362,462
Equip Trust Ser G	10.800	03-15-07	B-	1,354	1,362,463
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	B-	3,648	3,356,644
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,081	4,826,950
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B-	2,035	1,811,288
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B-	4,211	4,211,000
AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC+	6,900	9,409,875
Conv Sr Note	4.250	09-23-23	CCC+	11,500	15,683,125
Deb (L)	9.000	08-01-12	CCC+	19,100	18,861,250
Note Ser D	8.900	02-26-07	Caa2	1,000	985,000
KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B-	1,680	674,480
Northwest Airlines, Inc.,
Conv Sr Note (H)	8.700	11-15-23	D	27,940	12,852,400
Gtd Conv Sr Note (H)	6.625	05-15-23	D	1,800	832,500
Gtd Note (H)	8.700	03-15-07	D	7,900	3,851,250
Gtd Sr Note (H)	10.000	02-01-09	D	12,400	5,874,500
Gtd Sr Note (H)	9.875	03-15-07	D	14,000	6,930,000
Pass Thru Ctf Ser 2001-1 Class C	7.626	04-01-10	CCC-	775	733,453
NWA Trust,
Note Ser C	11.300	12-21-12	CCC+	7,620	7,391,807
UAL Corp.,
Conv Bond (G)	5.000	02-01-21	B-	16,780	15,189,256
Gtd Conv Sr Sub Note (G)(S)	4.500	06-30-21	Caa1	5,000	4,830,000
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-2 Class C	7.762	04-01-07	CC	20,436	16,857,528

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B+	7,296	5,819,261

Apparel, Accessories & Luxury Goods 0.06%					499,765

Tropical Sportswear International Corp.,
Gtd Sr Sub Note Ser A (B)(G)(H)	Zero	06-15-08	D	5,450	499,765

Auto Parts & Equipment 0.48%					4,224,000

Exide Technologies,
Sr Sec Note (S)	11.500	03-15-13	CC	4,800	4,224,000

Broadcasting & Cable TV 8.47%					73,919,350

Canadian Satellite Radio Holdings, Inc.,
Sr Note (Canada) (G)	12.750	02-15-14	CCC+	13,000	12,837,500
CCO Holdings, LLC/CCO Holdings Capital Corp.,
Sr Note	8.750	11-15-13	CCC-	10,000	10,000,000
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp.,
Sr Disc Note	9.920	04-01-11	CCC-	2,000	1,480,000
Sr Note	10.750	10-01-09	CCC-	17,700	16,195,500
Charter Communications Holdings I, LLC,
Gtd Sr Sec Note	11.000	10-01-15	CCC-	344	305,300
Charter Communications Holdings II, LLC/Charter
Communications II Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	5,000	5,062,500
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon (14.00%,
04-01-10) (G)(O)(S)	Zero	04-01-13	CCC	3,600	2,232,000
Pegasus Communications Corp.,
Sr Note Ser B (G)(H)	Zero	08-01-07	D	13,525	1,487,750
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	Zero	03-01-07	D	9,200	11,500
Sr Note (G)(H)(L)(S)	Zero	01-15-10	D	10,250	1,127,500
XM Satellite Radio, Inc.,
Sr Note (P)(S)	9.989	05-01-13	CCC	5,600	5,222,000
Sr Note (S)	9.750	05-01-14	CCC	12,370	11,627,800
XM Satellite Radio Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC-	8,000	6,330,000

Casinos & Gaming 7.70%					67,214,440

Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	7,000	6,965,000
Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon (12.50%,
10-15-08) (O)(S)	Zero	10-15-11	CCC+	10,000	7,350,000
Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	3,750	3,857,813
Majestic Star Casino, LLC/Majestic
Star Casino Capital II, LLC,
Sr Note	9.750	01-15-11	CCC+	2,500	2,443,750
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	50	52,813

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	350	367,937
Sr Sub Note (S)	9.000	06-01-12	B-	2,200	2,216,500
Riviera Holdings Corp.,
Gtd Sr Note	11.000	06-15-10	B	7,000	7,367,500
Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,372	4,219,831
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	25,740	24,904,316
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	BB-	7,088	7,468,980

Commodity Chemicals 0.83%					7,255,455

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	493,455
Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	5,600	6,762,000

Construction & Engineering 0.89%					7,743,750

Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)	11.500	02-25-09	B+	7,000	7,743,750

Diversified Commercial & Professional Services 0.78%					6,805,100

MSX International, Inc.,
Gtd Sr Sub Note	11.375	01-15-08	CCC-	3,500	2,397,500
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	4,407,600

Diversified Metals & Mining 5.21%					45,435,300

Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)	11.750	11-01-08	CCC+	11,364	10,767,800
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note	7.000	02-11-11	B+	9,500	18,715,000
Sr Note	10.125	02-01-10	B+	15,000	15,952,500

Electric Utilities 1.10%					9,573,725

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B-	8,435	9,573,725

Electronic Manufacturing Services 1.95%					17,025,750

UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B-	16,215	17,025,750

Environmental & Facilities Services 0.51%					4,486,260

Allied Waste Industries, Inc.,
Conv Sr Sub Deb	4.250	04-15-34	B+	4,500	4,072,500
Allied Waste North America, Inc.,
Gtd Sr Note Ser B	9.250	09-01-12	BB-	93	99,510
Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	314,250

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Food Distributors 0.60%					5,202,885

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2 (Argentina) (G)	8.000	06-30-12	B	6,231	5,202,885
Food Retail 0.03%					247,961

Del Monte Corp.,
Sr Sub Note	8.625	12-15-12	B	237	247,961
Health Care Services 0.69%					6,045,000

Alliance Imaging, Inc.,
Sr Sub Note	7.250	12-15-12	B-	6,500	6,045,000
Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0
Housewares & Specialties 0.29%					2,525,000

Vitro SA de CV,
Note (Mexico) (S)	12.750	11-01-13	CCC	2,500	2,525,000
Insurance Brokers 0.01%					50,000

SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)	Zero	08-15-27	D	5,000	50,000
Leisure Facilities 2.12%					18,470,339

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	9,699	9,674,752
Sr Sub Note	8.000	03-01-14	CCC+	2,000	1,870,000
TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B-	7,085	6,925,587
Managed Health Care 1.06%					9,227,500

HealthSouth Corp.,
Sr Note (P)(S)	11.418	06-15-14	CCC+	5,000	5,137,500
Sr Note (S)	10.750	06-15-16	CCC+	4,000	4,090,000
Metal & Glass Containers 0.64%					5,576,160

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	4,900	5,145,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	303,750
Gtd Sr Sec Note	8.875	02-15-09	BB-	124	127,410
Oil & Gas Exploration & Production 0.81%					7,012,500

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B-	4,500	6,311,250
Conv Sr Note (G)	6.000	07-02-08	B-	500	701,250
Packaged Foods & Meats 0.65%					5,678,460

Agrilink Foods, Inc.,
Gtd Sr Sub Note	11.875	11-01-08	B-	2,093	2,108,698

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

ASG Consolidated, LLC/ASG Finance, Inc.,
Sr Disc Note, Step Coupon (11.50%, 11-01-08) (O)	Zero	11-01-11	B-	4,115	3,569,762

Paper Packaging 1.41%					12,320,750

Graphic Packaging International, Inc.,
Sr Sub Note	9.500	08-15-13	B-	6,000	6,030,000
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	2,800	2,922,500
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	3,000	3,082,500
Sr Note	8.375	07-01-12	CCC+	300	285,750

Paper Products 2.36%					20,570,000

Abitibi-Consolidated, Inc.,
Deb (Canada)	7.400	04-01-18	B+	2,000	1,640,000
Deb (Canada)	8.850	08-01-30	B+	3,000	2,557,500
Advance Agro Capital BV,
Gtd Sr Note (Thailand)	13.000	11-15-07	B-	7,000	7,437,500
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)	Zero	12-29-49	D	7,500	150,000
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)	Zero	07-01-07	D	6,000	1,080,000
Newark Group, Inc.,
Sr Sub Note	9.750	03-15-14	B-	3,000	2,865,000
Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CCC	600	480,000
Sr Note	8.375	06-01-13	CCC	5,450	4,360,000

Personal Products 0.05%					431,385

ContinentalAFA Dispensing Co.,
Conv Note (B)(G)	10.000	03-30-09	B-	170	162,033
Note (B)(G)	10.000	03-15-08	B-	196	189,977
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.07%					600,000

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (H)	11.875	08-01-09	Ca	3,000	600,000

Regional Banks 0.49%					4,275,110

CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	3,890	4,275,110

Restaurants 2.24%					19,548,371

Planet Hollywood International, Inc.,
Note (B)(G)	16.000	08-09-11	Caa1	18,899	19,548,371

Specialized Finance 0.00%					15,300

Jet Equipment Trust,
Sr Sub Note Ser 1995-C (B)(G)(H)(S)	10.690	11-01-13	D	3,000	300
Norse CBO, Ltd.,
Note Ser 1A Class D (Cayman Islands) (B)(G)	Zero	08-13-10	B-	750	15,000

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Steel 1.43%					12,488,550

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550
Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	12,600	12,474,000

Textiles 0.54%					4,728,091

Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)	11.250	06-01-08	CCC	5,925	4,728,091

Thrifts & Mortgage Finance 0.52%					4,509,718

DB Master Finance, LLC,
Sub Bond Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	4,430	4,509,718

Tobacco 0.91%					7,910,500

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B-	3,850	3,850,000
North Atlantic Holdings, Inc.,

Sr Disc Note, Step Coupon (12.25%, 03-01-08) (O)	Zero	03-01-14	Ca	1,300	760,500
North Atlantic Trading Co., Inc.,
Sr Note	9.250	03-01-12	Caa1	4,000	3,300,000

Water Utilities 0.75%					6,564,000

Compania de Saneamento Basico do Estado de Sao
Paulo,
Note (Brazil) (S)	12.000	06-20-08	BB-	6,000	6,564,000

Wireless Telecommunication Services 6.40%					55,877,662

Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	2,765	2,758,087
Dobson Cellular Systems, Inc.,
Gtd Sr Sec Note (P)	10.239	11-01-11	B	4,000	4,180,000
Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	25,990	25,665,125
Grupo Iusacell SA de CV,
Sr Note (Mexico) (H)	Zero	12-01-06	C	6,150	2,767,500
Rural Cellular Corp.,
Sr Sub Note	9.750	01-15-10	CCC	20,610	20,506,950

Issuer				Shares	Value
Common stocks 14.05%					$122,549,461
(Cost $133,115,743)

Airlines 1.84%					16,088,093

Air France-KLM, American Depositary Receipt
(ADR) (France)				118,387	3,249,723
AMR Corp. (I)				200,000	4,130,000
ATA Holdings Corp. (I)				350,779	5,437,075
Pinnacle Airlines Corp. (I)				439,100	3,271,295

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Aluminum 0.02%		129,790

Golden Northwest Aluminum, Inc. (Class A) (B)(I)	43	289
Golden Northwest Aluminum, Inc. (Class B) (B)(I)	19,271	129,501
Broadcasting & Cable TV 3.99%		34,778,175

Canadian Satellite Radio Holdings, Inc.
(Class A) (Canada) (I)	20,000	133,363
Charter Communications, Inc. (Class A) (I)(L)	1,700,000	2,363,000
Comcast Corp. (Special Class A) (I)	510,000	17,804,100
WorldSpace, Inc. (Class A) (I)	30,000	63,600
XM Satellite Radio Holdings, Inc. (Class A) (I)	1,112,200	14,414,112
Casinos & Gaming 1.08%		9,386,000

Gabrielino Tribal Gaming Authority (Execution
Investment) (B)	90,000	90,000
Gabrielino Tribal Gaming Authority (Gaming
Revenue Investment) (B)	125,000	125,000
Isle of Capris Casinos, Inc. (I)(U)	450,000	9,171,000
Commodity Chemicals 0.43%		3,739,362

Applied Extrusion Technologies, Inc.
(Class A) (B)(I)(L)	51,082	968,468
Great Lakes Carbon Income Fund (Canada)	300,000	2,770,894
Diversified Commercial & Professional Services 0.00%		40,617

SpinCycle, Inc. (B)(I)	101,542	40,617
Electric Utilities 0.00%		0

Mirant Corp. (B)(I)	10,500,000	0
Environmental & Facilities Services 1.41%		12,282,928

Allied Waste Industries, Inc. (I)	950,141	9,824,458
Kaiser Group Holdings, Inc. (I)	81,949	2,458,470
Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188
Hotels, Resorts & Cruise Lines 0.03%		249,322

Sunterra Corp. (I)	20,188	249,322
Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)	4,430	0
Glasstech, Inc. (Class C) (B)(I)	10	0
Integrated Telecommunication Services 0.98%		8,580,913

Chunghwa Telecom Co., Ltd., ADR (Taiwan)	495,720	8,580,913
Managed Health Care 1.10%		9,609,193

Magellan Health Services, Inc. (I)(U)	199,900	9,609,193

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Marine 0.09%			790,000

Eagle Bulk Shipping, Inc.		50,000	790,000
Paper Products 0.22%			1,885,850

APP China Group Ltd. (Bermuda) (B)(I)		37,717	1,885,850
Personal Products 0.02%			168,966

ContinentalAFA Dispensing Co. (B)(I)		168,966	168,966
Publishing 0.78%			6,842,500

MediaNews Group, Inc. (I)		29,750	6,842,500
Specialty Chemicals 0.16%			1,393,475

American Pacific Corp. (I)		200,500	1,393,475
Steel 0.02%			147,975

Haynes International, Inc. (I)		3,946	147,975
Wireless Telecommunication Services 1.88%			16,436,114

Dobson Communications Corp. (Class A) (I)		714,912	4,911,446
Sprint Nextel Corp.		633,751	10,723,067
USA Mobility, Inc.		35,081	801,601
		Par value
Issuer, description		($000)	Value
Lessor equipment trust certificates 0.03%			$233,703
(Cost $117,280)

Airlines 0.03%			233,703

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US)
(N528US) (N651US) (N652US) (B)(H)		606	116,423
Lessor Equip Trust Ctf (N591US) (B)(H)		400	117,280
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 5.32%			$46,405,399
(Cost $56,363,876)

Broadcasting & Cable TV 0.36%			3,130,364

Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)	C	11,710	1,727,225
Pegasus Communications Corp., 6.50%, Ser C,
Conv (G)(H)	D	345,350	1,381,400
Pegasus Satellite Communications, Inc., 12.75%,
Ser B (G)(H)	D	4,831	21,739
Food Distributors 0.00%			11,850

RAB Holdings, Inc., 11.00%, Ser C (B)(G)(I)	D	79	11,850

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Forest Products 1.08%					9,445,398

TimberWest Forest Corp., Unit (Common Stock,
Preferred, Shares & Sub Note) (Canada) (G)			B-	751,400	9,445,398
Industrial Machinery 0.19%					1,610,217

Glasstech, Inc., 12.75%, Ser B (B)(G)			B	4,475	1,439,249
Glasstech, Inc., Ser A (B)(G)(I)			B	171	170,968
Glasstech, Inc., Ser C (B)(G)(I)			B-	11	0
Marine 0.00%					0

Pacific & Atlantic Holdings, Inc. (B)(G)(I)			CCC	99,231	0
Wireless Telecommunication Services 3.69%					32,207,570

Dobson Communications Corp., 6.00%, Ser F,
Conv (G)(S)			B-	8,860	1,458,512
Rural Cellular Corp., 12.25%, Payment-In-Kind			D	26,642	30,105,460
Rural Cellular Corp., 11.375%, Ser B (I)			Ca	533	643,598

Issuer, description				Shares	Value
Royalty trusts 1.55%					$13,499,354
(Cost $9,605,156)

Diversified Metals & Mining 1.55%					13,499,354

GLC Carbon USA, Inc./GLC Securityholder, LLC
(Common Stock & Promissory Note) (Canada)				1,456,241	13,499,354
	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 0.48%					$4,237,760
(Cost $3,160,835)

Industrial Development 0.21%					1,881,400

New York City Industrial Development Agency,
Spec Facil Rev British Airways Plc Proj	5.250	12-01-32	BB-	2,000	1,881,400
Other Revenue 0.27%					2,356,360

Dallas-Fort Worth Texas International Airport
Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125	05-01-29	CCC+	2,000	2,356,360
			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value
Tranche loans 3.11%					$27,160,487
(Cost $26,921,518)

Airlines 2.00%					17,504,862

Delta Air Lines, Inc.,
Tranche C (Fac LN231265), 03-16-08 (G)			B-	15,000	15,487,500

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

United Air Lines, Inc.,
Tranche B (Fac LN236957), 02-01-12	B+	1,989	2,017,362
Apparel, Accessories & Luxury Goods 1.11%			9,655,625

Hanesbrands, Inc.,
Tranche B (Fac LN284920), 09-05-13	BB-	7,000	7,140,000
HBI Branded Apparel Ltd., Inc.,
Tranche (2nd Lien Fac), 04-15-14	B-	2,500	2,515,625
Issuer		Shares	Value
Warrants 0.04%			$333,934
(Cost $3,608,017)

Airlines 0.03%			263,681

Air France-KLM (France) (I)		107,625	263,681
Broadcasting & Cable TV 0.01%			46,750

XM Satellite Radio, Inc. (I)		9,350	46,750
Casinos & Gaming 0.00%			0

Silver Slipper Casino (B)(I)		1,929	0
Diversified Metals & Mining 0.00%			0

Doe Run Resources Corp. (B)(I)		28	0
Food Retail 0.00%			19,467

Pathmark Stores, Inc. (I)		62,796	19,467
Hotels, Resorts & Cruise Lines 0.00%			3,755

Sunterra Corp. (B)(I)		30,283	3,755
Restaurants 0.00%			0

Planet Hollywood International, Inc. (B)(I)		2,816	0
Textiles 0.00%			281

HF Holdings, Inc. (B)(I)		28,092	281
	Interest	Par value
Issuer	rate (%)	($000)	Value

Short-term investments 2.93%			$25,600,101
(Cost $25,600,101)

Joint Repurchase Agreement 2.66%			23,242,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. - Dated
8-31-06 due 9-1-06 (secured by U.S. Treasury
Inflation Indexed Note 2.000% due 1-15-16)	5.240	23,242	23,242,000

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

		Shares
Cash Equivalents 0.27%			2,358,101

AIM Cash Investment Trust (T)		2,358,101	2,358,101
Total investments	100.00%		$872,407,140

John Hancock
High Yield Fund
Footnotes to Schedule of Investments
August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $39,544,543 or 4.53% of the Fund's total investments as of August 31, 2006.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of August 31, 2006.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,051,927 or 16.17% of the Fund's total investments as of August 31, 2006.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $940,693,510. Gross unrealized appreciation and depreciation of investments aggregated $94,701,937 and $162,988,307, respectively, resulting in net unrealized depreciation of $68,286,370.

Footnotes to Schedule of Investments - Page 1

John Hancock
High Yield Fund
Summary of written options outstanding on
August 31, 2006 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Isle of Capris Casinos, Inc.	1,000	$30	Jan 2007	$5,000
Magellan Health Services, Inc.	1,999	$35	Sept 2006	2,558,720

Total	2,999			$2,563,720

Summary of written options

John Hancock
High Yield Fund
Forward foreign currency exchange contracts
August 31, 2006 (unaudited)

	Principal amount		Appreciation
Currency	covered by contract	Expiration month	(depreciation)

SELLS
Canadian Dollar	$320,000	September 2006	$3,964
Canadian Dollar	31,139,000	September 2006	(80,994)
Swiss Franc	1,000,000	September 2006	(4,922)

			($81,952)

Forward foreign currency exchange contracts

John Hancock
High Yield Fund
Interest rate swap contracts
August 31, 2006 (unaudited)

	Rate type

Notional	Payments made	Payments received		Termination
amount	by Fund	by Fund		date	Appreciation

$5,600,000	3-month LIBOR	5.45%	(a)	May 2013	$71,231
5,000,000	6-month LIBOR	5.41%	(a)	June 2014	53,833

					$125,064

(a) Fixed rate

Interest rate swap contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q1 8/06
10/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: October 27, 2006